Commitment and Contingency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Schedule of Contingent Liabilities and Agreements
Contingent liabilities and agreements as of June 30, 2024, and 2023, are as follows:

				(Unit: USD)
		As of June 30, 2024
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,228,701	1,228,701	—

KEB Hana Bank	Working capital Loan	1,013,472	1,013,472	—
	Facility Loan	3,981,497	3,981,497	—

SBI Savings Bank	Operating loan	629,800	629,800	—

Barclays	Bounce Back Loan	61,391	61,391	—

Total		6,914,861	6,914,861	—

				(Unit: USD)
		For year ended 2023
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,620,136	1,620,136	—

KEB Hana Bank	Working capital Loan	1,158,722	1,158,722	—
	Facility Loan	4,248,646	4,248,646	—

SBI Savings Bank	Operating loan	672,059	672,059	—

Barclays	Bounce Back Loan	61,251	61,251	—

Total		7,760,814	7,760,814	—

Contingent liabilities and agreements as of December 31, 2023, and 2022, are as follows:

				(Unit: USD)
		For year ended 2023
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	1,620,136	1,620,136	—

KEB Hana Bank	Working capital Loan	1,158,722	1,158,722	—
	Facility Loan	4,248,646	4,248,646	—

SBI Savings Bank	Operating loan	672,059	672,059	—

Barclays	Bounce Back Loan	61,251	61,251	—

Total		7,760,814	7,760,814	—

				(Unit: USD)

		For year ended 2022
Lender	Type	Credit limit	Use	Residual
United asset management Ltd	Facility Loan	2,001,142	2,001,142	—

Kookmin Bank	Small Business Loan	285,275	285,275	—
	Small Business Loan	633,945	633,945	—

SBI Savings Bank	Operating loan	729,036	729,036	—

MG Saemaeul Credit Union (Sannam)	Corporate General Fund Loan	3,565,938	3,565,938	—

MG Saemaeul Credit Union (Dongmun)	Corporate General Fund Loan	792,431	792,431	—

Barclays	Bounce Back Loan	45,397	45,397	—

Total		8,053,164	8,053,164	—